Business combination - Results of operations related to the rigs - Aquadrill (Details) - Aquadrill LLC - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Business Combination Segment Allocation [Line Items]
Operating revenue	$ 1,009	$ 1,580
Net income/(loss) from continuing operations	(111)	262
Tender Rigs [Member]
Business Combination Segment Allocation [Line Items]
Operating revenue	10	13
Net income/(loss) from continuing operations	$ (3)	$ (8)